[PHOTO OF DEXTER A.
                                                              DODGE, CHAIRMAN]
[FLAG LOGO]
TO OUR SHAREHOLDERS

The influence of the Federal Reserve Bank in setting short-term interest rates is considerable. As we write this Semi-Annual Report to you, we are in the midst of a period in which the Fed has become more active, having raised short-term interest rates from 4.75% to 5.00% in late June. From the point of view of an investor in the Freedom Group of Money Funds, the answer to the question of whether the Fed will continue to act is of relevance to future returns. Should short-term rates rise, money market fund investors will see higher returns in the future.

Accordingly, a short discussion of the considerations that the Federal Reserve has indicated will govern their decisions is in order. To begin, we can turn to a simple statement of the so-called output gap way of looking at the economy. Alan Greenspan, in a pair of speeches right before the Federal Reserve raised rates provided a simple model. The economy can grow, without inflation, only as fast as the combination of population growth and productivity. That is, if the population is growing at 1% and productivity is growing at 2%, then the economy can grow at 3% without the Federal Reserve having to worry about inflation in the future. Growth above this speed limit has the potential to make inflation accelerate and would require the Federal Reserve to raise interest rates enough to slow the economy down to the 3% rate.

Whether they need to raise rates depends importantly on two things. First, should the economy slow to 3% on its own, the Federal Reserve does not need to act. Those who believe this will happen cite the following which will cause the economy to slow on its own.

    a. Real personal disposable income, which predicts consumer spending very well, is going to grow more slowly than it has in the past. This change is due to sharply rising energy prices, which take more of a bite out of income, leaving less to spend.

    b. Recent increases in interest rates will slow down the housing market substantially, producing an effect which drags down overall growth.

    c. Recent increases in interest rates will tend to reduce the wealth effect component of consumer spending. That is, consumers will do much less refinancing of their homes and therefore much less spending with cash that is gained from the higher value of their homes.

    d. The stock market is overvalued, and will correct by 10% which will also reduce the wealth effect part of spending.

    e. Some of the growth in the first quarter was due to warm weather which simply moved construction from the second and third quarters into the first.

All of these items will be important to watch to see if the Federal Reserve does need to act.

The second major thing upon which future Federal Reserve action will depend goes back to the formula for the speed limit. Suppose, either because of a large amount of capital spending, or because things have really changed fundamentally with the advent of the Internet and ever-cheaper computing power, that productivity grows at 3.5% instead of 2%? According to our formula, that would mean that the economy can grow at 4.5% (1% population growth plus 3.5% productivity growth) which would mean that inflation will not increase even if we continue growing at 4.5%. This too bears further watching, both from the point of view of what productivity does (many believe it is currently growing at close to 3.5%) and also from the point of view of whether the Board members of the Federal Reserve believe that this rate of growth is short-lived or sustainable.

Whatever the result of the Federal Reserves deliberation, the disciplines we employ in the Freedom Group of Money Funds do not change. We continue to invest to achieve the highest short-term rates available while remaining a portfolio of very high quality and security.

A review of the Fund by the portfolio manager follows. We thank you again for the opportunity to be of service.

Sincerely,

/s/ Dexter A. Dodge
--------------------

Dexter A. Dodge
Chairman

                      [PHOTO OF MARY JEANNE CURRIE      [PHOTO OF PAUL MARANDETT
                       PORTFOLIO MANAGER                 PORTFOLIO MANAGER
                       CASH MANAGEMENT FUND              TAX EXEMPT MONEY FUND]
                       GOVERNMENT SECURITIES FUND]


FINANCIAL REVIEW

FREEDOM CASH MANAGEMENT FUND and
FREEDOM GOVERNMENT SECURITIES FUND

Leaving the turbulence of last year behind, fixed income market participants began 1999 by focusing on the overall strength of the domestic economy. Low interest rates, coupled with continued low inflation have propelled economic expansion into its eighth consecutive year. Despite lower interest rates, money fund assets have enjoyed comparatively strong growth during the past several months. The Freedom Cash Management Fund saw its assets reach $2.4 billion at the end of June, a substantial increase over the prior year. The Freedom Government Securities Fund saw similar growth during the same period.

The Freedom Cash Management Fund and the Freedom Government Securities Fund have both been positioned in a short to neutral stance in their respective industry groups. This strategy will enable us to react on a timely basis to a rise in interest rates which seems imminent at this point. We will also keep a vigilant eye on economic developments to determine if current tactics should be altered.

As always, the primary objective of the Funds is the preservation of capital. All of the investments in the Freedom Cash Management Fund carry the highest ratings assigned to short-term investments and we constantly monitor and evaluate the creditworthiness of these holdings to be certain that our conservative investment policy is maintained.

Because of the high quality and other internal controls, the Freedom Cash Management Fund is rated AAA by Standard & Poors. In the Freedom Government Securities Fund all investments are limited to securities issued by the U.S. Treasury or one of its agencies.

FREEDOM TAX EXEMPT MONEY FUND

Following the tone set last year, interest rates in the short-term or money market sector have remained at historically low levels. The annualized monthly total return on the Freedom Tax Exempt Money Fund was at 2.48% in January and climbed to only 2.66% for the month of June. That yield averaged 2.50% for the first six months of the year, just 2 basis points off the industry average. Certainly there was some yield volatility caused by seasonal cash flows, April tax payments and heavy note issuance at the beginning of the year but these occurrences were much more muted than in prior years. Money fund assets overall have grown steadily during the year and assets of the Freedom Tax Exempt Money Fund have increased approximately 5% from one year ago to $335 million.

As usual, the fundamentals of supply and demand were the principal factors effecting the tax exempt money market with demand slightly out-pacing supply. Normally issuers would take advantage of these low nominal rates and increase the supply side of the equation but that hasnt happened this year. A combination of two things has dampened the new issue market; one is the fact that the long term market also has historically low interest rates which issuers would prefer to lock into for more permanent financing. The other is the specter of Y2K; those issuers that can are delaying financing until after year end in hopes that whatever Y2K problems that may occur will be rectified. With continued economic strength, along with the bullish behavior of the equity markets, the heightened level of investor wealth should continue to enhance the supply side of the tax exempt markets thus maintaining the current interest rate structure.

The average maturity for tax exempt money funds has been close to 41 days for over a year now (the maximum allowed is 90 days). This historically short average maturity is a direct result of the short-term markets flat yield curve, a heretofore unusual condition that has also persisted for more than a year. We have kept the average maturity of the Freedom Tax Exempt Money Fund at or shorter than the industry average and expect to continue that strategy until we see a shift in the structure of the short term yield curve (by virtue of the Funds AAA Standard & Poors rating its maximum is 60 days). Though the Federal Reserve Boards June 30th boost of the federal funds rate went largely unnoticed in the tax exempt money market sector, the Funds present strategy enables it to easily take advantage of rising interest rates should the Fed continue to raise short term interest rates.

Sincerely,


/s/ Mary Jeanne Currie
-----------------------

Mary Jeanne Currie
Portfolio Manager


/s/ Paul Marandett
-----------------------

Paul Marandett
Portfolio Manager

                          FREEDOM CASH MANAGEMENT FUND
                         INVESTMENTS AS OF JUNE 30, 1999
                                   (UNAUDITED)


  PRINCIPAL                   MATURITY
   AMOUNT          RATE         DATE             VALUE
-------------     ------     -----------     -------------

COMMERCIAL PAPER -- 75.5%

ABBEY NATIONAL BANK
$  10,000,000      4.790%     07/19/1999     $   9,976,050
   25,000,000      4.790%     08/04/1999        24,886,903
   16,000,000      4.890%     09/02/1999        15,863,080
   10,000,000      4.830%     09/07/1999         9,908,767
    7,400,000      5.040%     09/08/1999         7,328,516

ABN AMRO N.A.
   25,000,000      5.250%     09/14/1999        25,010,163

AMERICAN EXPRESS CREDIT CORP.
   10,000,000      4.800%     07/06/1999         9,993,333
   25,000,000      4.800%     07/07/1999        24,980,000
   14,800,000      4.830%     07/07/1999        14,788,086
   15,000,000      4.800%     07/09/1999        14,984,000
   11,200,000      4.810%     08/03/1999        11,150,617
    4,000,000      4.800%     09/10/1999         3,962,133

AMERICAN GENERAL CORP.
$  14,000,000      4.790%     07/08/1999        13,986,961
    4,000,000      4.920%     08/16/1999         3,974,853
   10,000,000      4.940%     08/20/1999         9,931,389

AMERICAN GENERAL FINANCE CORP.
   16,000,000      4.800%     07/12/1999        15,976,533
    7,000,000      4.810%     07/12/1999         6,989,712
   20,000,000      4.810%     07/13/1999        19,967,933
    2,600,000      4.810%     07/14/1999         2,595,484
    9,000,000      4.830%     07/16/1999         8,981,887
    7,000,000      4.820%     07/20/1999         6,982,193
   10,000,000      4.840%     08/02/1999         9,956,978
   20,850,000      5.020%     08/02/1999        20,756,963

AMERICAN HOME PRODUCTS CORP.
   19,540,000      4.790%     07/29/1999        19,467,203
    7,000,000      4.790%     08/03/1999         6,969,264
   25,000,000      4.800%     08/05/1999        24,883,333
   25,000,000      4.800%     08/09/1999        24,870,000


  PRINCIPAL                   MATURITY
   AMOUNT          RATE         DATE             VALUE
-------------     ------     -----------     -------------

ASSOCIATES CORPORATION OF NORTH AMERICA
$  10,300,000      4.850%     07/09/1999     $  10,288,899
   15,200,000      4.930%     08/09/1999        15,118,819
   25,000,000      4.920%     08/11/1999        24,859,917

CHEVRON OIL FINANCE CO.
   18,000,000      4.840%     08/20/1999        17,879,000

CHEVRON TRANSPORT CORP.
    3,400,000      4.860%     07/09/1999         3,396,328
   20,000,000      4.820%     07/13/1999        19,967,867
   15,000,000      4.820%     07/21/1999        14,959,833
   15,000,000      4.880%     08/05/1999        14,928,833
   25,000,000      4.810%     09/16/1999        24,742,799

CHEVRON UK INVESTMENT PLC
   20,000,000      4.820%     07/14/1999        19,965,189

E.I. DUPONT DE NEMOURS & CO.
   25,000,000      4.850%     08/11/1999        24,861,910
   15,000,000      4.850%     08/13/1999        14,913,104

DUN & BRADSTREET CORP.
    5,000,000      4.820%     07/20/1999         4,987,281

FORD MOTOR CREDIT CORP.
   20,000,000      4.840%     07/08/1999        19,981,178
   25,000,000      4.800%     07/16/1999        24,950,000
   25,000,000      4.790%     07/19/1999        24,940,125
   14,000,000      4.950%     07/19/1999        13,965,350
   15,250,000      4.940%     08/03/1999        15,180,943
   15,000,000      5.020%     08/03/1999        14,930,975
    6,000,000      5.040%     09/17/1999         5,934,480

GENERAL ELECTRIC CAPITAL CORP.
   26,000,000      4.790%     07/09/1999        25,972,324
    6,000,000      4.860%     08/02/1999         5,974,080
   10,000,000      4.840%     08/05/1999         9,952,944
   13,400,000      4.940%     08/20/1999        13,308,061
   12,500,000      4.810%     09/01/1999        12,396,451
    7,000,000      4.810%     09/10/1999         6,933,595
   15,500,000      4.830%     09/17/1999        15,337,793


                       See Notes to Financial Statements.

                          FREEDOM CASH MANAGEMENT FUND
                 INVESTMENTS AS OF JUNE 30, 1999 -- (CONTINUED)
                                   (UNAUDITED)


  PRINCIPAL                   MATURITY
   AMOUNT          RATE         DATE             VALUE
-------------     ------     -----------     -------------

COMMERCIAL PAPER -- (CONTINUED)

GENERAL ELECTRIC CAPITAL CORP. -- (CONTINUED)
$  14,000,000      4.910%     01/21/2000     $  13,610,473

GLAXO WELLCOME PLC
   15,000,000      4.800%     07/06/1999        14,990,000
   20,000,000      4.780%     07/12/1999        19,970,789
    3,500,000      4.780%     07/22/1999         3,490,241
   15,000,000      4.800%     08/10/1999        14,920,000
$  50,000,000      4.940%     09/07/1999        49,533,444
    4,200,000      5.050%     09/07/1999         4,159,937

GOLDEN PEANUT CO.
    7,000,000      4.820%     07/08/1999         6,993,439
    8,000,000      4.820%     08/04/1999         7,963,582

GOLDMAN SACHS & CO.
   17,000,000      4.840%     07/01/1999        17,000,000
   25,000,000      4.880%     07/16/1999        24,949,167
   12,000,000      4.830%     09/15/1999        11,877,640
   25,000,000      4.830%     09/16/1999        24,741,729
   18,000,000      4.830%     09/17/1999        17,811,630
    5,000,000      4.920%     10/01/1999         4,937,133

HALIFAX PLC
   25,000,000      4.860%     08/17/1999        24,841,375
   10,000,000      4.850%     08/23/1999         9,928,597
   25,000,000      4.920%     09/01/1999        24,788,167
    6,000,000      4.800%     10/01/1999         5,926,400

H.J. HEINZ CO.
   11,500,000      4.830%     07/20/1999        11,470,685

J.P. MORGAN & CO., INC.
    9,000,000      4.800%     08/11/1999         8,950,800
    8,000,000      4.830%     08/19/1999         7,947,407
   25,000,000      4.810%     09/08/1999        24,769,521
   10,000,000      4.870%     09/21/1999         9,889,072
   15,000,000      4.820%     09/27/1999        14,823,267
    5,000,000      4.820%     10/04/1999         4,936,403
   10,000,000      4.800%     10/06/1999         9,870,667


  PRINCIPAL                   MATURITY
   AMOUNT          RATE         DATE            VALUE
-------------     ------     -----------     -------------

LUCENT TECHNOLOGIES INC.
$  50,000,000      5.170%     02/02/2000     $  48,449,000

MERRILL LYNCH & CO.
   12,000,000      4.810%     07/06/1999        11,991,983
   10,000,000      4.830%     07/06/1999         9,993,292
    8,500,000      4.780%     07/07/1999         8,493,228
   12,900,000      4.840%     07/07/1999        12,889,594
   23,000,000      4.790%     07/14/1999        22,960,216
   15,000,000      5.180%     02/04/2000        14,529,483

MONSANTO CO.
    3,900,000      4.800%     07/06/1999         3,897,400

MORGAN GUARANTY TRUST CO. N.Y.
   25,000,000      4.938%     11/29/1999        24,996,988

NORTHERN ROCK PLC
    5,000,000      4.840%     10/22/1999         4,924,039
   15,000,000      4.900%     10/22/1999        14,769,292

PROCTER & GAMBLE CO.
    5,600,000      4.760%     07/01/1999         5,600,000
   25,000,000      4.800%     07/16/1999        24,950,000

PRUDENTIAL FUNDING CORP.
   13,000,000      4.800%     07/15/1999        12,975,733
   18,000,000      4.900%     07/23/1999        17,946,100
   11,700,000      4.950%     07/27/1999        11,658,173
   25,000,000      4.810%     08/09/1999        24,869,729
    8,300,000      4.920%     08/23/1999         8,239,880
   18,000,000      5.020%     09/09/1999        17,824,300
   25,000,000      4.850%     09/16/1999        24,740,660

SIGMA FINANCE INC.
   10,000,000      4.820%     07/02/1999         9,998,661
   25,000,000      4.840%     07/12/1999        24,963,028
   25,000,000      4.820%     07/15/1999        24,953,139
   25,000,000      4.810%     08/10/1999        24,866,389
    8,000,000      4.870%     08/10/1999         7,956,711
    2,200,000      5.120%     09/08/1999         2,178,411
   25,000,000      4.820%     10/08/1999        24,668,625


                       See Notes to Financial Statements.

                          FREEDOM CASH MANAGEMENT FUND
                 INVESTMENTS AS OF JUNE 30, 1999 -- (CONTINUED)
                                   (UNAUDITED)


  PRINCIPAL                   MATURITY
   AMOUNT          RATE         DATE             VALUE
-------------     ------     -----------     -------------

COMMERCIAL PAPER -- (CONTINUED)

TORONTO-DOMINION BANK
$   5,000,000      4.850%     08/30/1999     $   4,959,583

UBS FINANCE (DE) INC.
   25,000,000      4.860%     08/12/1999        24,858,250
   25,000,000      4.870%     09/07/1999        24,770,028
   25,000,000      4.840%     09/08/1999        24,768,083
   25,000,000      4.830%     09/09/1999        24,765,208
   15,000,000      4.950%     10/04/1999        14,804,063

USAA CAPITAL CORP.
   11,800,000      4.790%     07/08/1999        11,789,010
    5,200,000      4.780%     07/13/1999         5,191,715
   11,125,000      4.790%     07/13/1999        11,107,237
   10,200,000      4.790%     07/16/1999        10,179,643
   15,700,000      4.780%     08/04/1999        15,629,123
    4,000,000      4.780%     08/09/1999         3,979,287
   19,500,000      5.000%     08/09/1999        19,394,375
   20,000,000      4.910%     09/08/1999        19,811,782
                                             -------------
TOTAL COMMERCIAL PAPER..................     1,847,133,418
                                             -------------

COMMERCIAL PAPER - STRUCTURED
 FINANCE -- 20.7%

ASSET SECURITIZATION COOPERATIVE CORP.
   20,000,000      4.840%     07/01/1999        20,000,000
   25,000,000      4.900%     07/20/1999        24,935,347
   10,000,000      4.910%     07/21/1999         9,972,222
    7,500,000      4.810%     07/22/1999         7,478,956
   10,000,000      4.910%     07/23/1999         9,969,994
   10,000,000      4.910%     07/26/1999         9,965,903
    7,800,000      5.150%     08/06/1999         7,759,830
   14,700,000      5.100%     08/09/1999        14,618,782

CAPITAL ONE CORP.
   39,204,000      5.180%     07/01/1999        39,204,000


  PRINCIPAL                   MATURITY
   AMOUNT          RATE         DATE             VALUE
-------------     ------     -----------     -------------

COOPERATIVE ASSOCIATION OF TRACTOR DEALERS INC.
$   7,478,000      4.820%     07/02/1999     $   7,476,999
   15,000,000      4.840%     07/02/1999        14,997,983
    3,000,000      5.020%     07/07/1999         2,997,490
    2,000,000      4.840%     07/08/1999         1,998,118
    2,000,000      4.830%     07/09/1999         1,997,853
    3,800,000      4.820%     07/15/1999         3,792,877
    4,800,000      4.870%     07/19/1999         4,788,312
   17,000,000      5.050%     07/19/1999        16,957,075
    1,500,000      5.050%     07/20/1999         1,496,002
    7,000,000      4.820%     07/28/1999         6,974,695
    2,700,000      5.100%     08/17/1999         2,682,023
    2,000,000      5.070%     08/24/1999         1,991,832
    3,000,000      5.070%     08/31/1999         2,974,228
    2,100,000      4.900%     09/03/1999         2,081,707
    3,000,000      5.070%     09/03/1999         2,977,185
    2,700,000      5.120%     09/03/1999         2,675,424
    8,900,000      5.070%     09/13/1999         8,807,247
   18,000,000      5.100%     09/14/1999        17,808,750
    1,500,000      5.120%     09/20/1999         1,482,720
    1,637,000      4.970%     09/24/1999         1,617,790
    9,200,000      5.070%     10/08/1999         9,071,729
    1,000,000      5.120%     10/29/1999           982,933
    2,000,000      4.850%     11/02/1999         1,966,589

DELAWARE FUNDING CORP.
    6,000,000      4.850%     07/08/1999         5,994,342
    4,041,000      5.030%     07/08/1999         4,037,048
    5,800,000      4.810%     07/12/1999         5,791,476
   18,000,000      5.010%     07/15/1999        17,964,930
   11,126,000      4.850%     07/20/1999        11,097,521
   20,000,000      5.170%     07/20/1999        19,945,428
    8,000,000      4.810%     07/21/1999         7,978,622
   15,064,000      5.040%     07/22/1999        15,019,712
    5,164,000      4.900%     07/28/1999         5,145,022
   15,000,000      4.870%     08/16/1999        14,906,658
    5,182,000      5.120%     08/17/1999         5,147,361
    8,101,000      5.150%     09/14/1999         8,014,083


                       See Notes to Financial Statements.

                          FREEDOM CASH MANAGEMENT FUND
                 INVESTMENTS AS OF JUNE 30, 1999 -- (CONTINUED)
                                   (UNAUDITED)


  PRINCIPAL                   MATURITY
   AMOUNT          RATE         DATE             VALUE
-------------     ------     -----------     -------------

COMMERCIAL PAPER -- (CONTINUED)

SHEFFIELD RECEIVABLES CORP.
$  25,000,000      4.910%     07/01/1999     $  25,000,000
   11,200,000      4.860%     07/06/1999        11,192,440
    8,000,000      4.930%     07/06/1999         7,994,522
   16,000,000      4.930%     07/15/1999        15,969,324
   20,271,000      5.050%     07/15/1999        20,231,190
   10,200,000      4.950%     07/19/1999        10,174,755
    7,126,000      5.050%     07/20/1999         7,107,007
   11,600,000      5.060%     07/20/1999        11,569,022
    8,000,000      5.030%     07/22/1999         7,976,527
    4,000,000      5.100%     07/23/1999         3,987,533
                                             -------------
TOTAL COMMERCIAL PAPER STRUCTURED
  FINANCE...............................       506,747,118
                                             -------------


  PRINCIPAL                   MATURITY
   AMOUNT          RATE         DATE            VALUE
-------------     ------     -----------     -------------

MUNICIPAL SECURITIES -- 1.7%

MEDICAL BUILDING FUNDING VIII
$  33,800,000      5.224%     07/26/1999     $  33,677,381

MISSISSIPPI BUSINESS FINANCE CORP. TAXABLE INDUSTRIAL
 DEVELOPMENT REVENUE BONDS
   10,000,000      5.000%     07/01/1999        10,000,000
                                             -------------
TOTAL MUNICIPAL SECURITIES..............        43,677,381
                                             -------------

CERTIFICATES OF DEPOSIT -- 1.0%

BAYERISCHE LANDESBANK
   24,000,000      5.650%     07/23/1999        24,007,649
                                             -------------
TOTAL CERTIFICATES OF DEPOSIT...........        24,007,649
                                             -------------
TOTAL INVESTMENTS -- 98.9%..............     2,421,565,566(A)
Other Assets & Liabilities,
  Net -- 1.1%...........................        25,963,086
                                             -------------
TOTAL NET ASSETS -- 100.0%..............    $2,447,528,652
                                             =============
------------
(A)  COST FOR TAX PURPOSES IS THE SAME.


                       See Notes to Financial Statements.

                       FREEDOM GOVERNMENT SECURITIES FUND
                        INVESTMENTS AS OF JUNE 30, 1999
                                  (UNAUDITED)


  PRINCIPAL                   MATURITY
    AMOUNT          RATE        DATE            VALUE
--------------     ------     ---------     -------------

U.S. GOVERNMENT AGENCY ISSUES -- 98.7%

FEDERAL FARM CREDIT BANK DISCOUNT NOTES -- 24.9%
$   11,000,000      4.720%     07/13/99     $  10,982,693
     2,000,000      4.700%     07/15/99         1,996,344
     3,000,000      4.740%     08/03/99         2,986,965
    15,400,000      4.760%     08/03/99        15,332,805
    16,000,000      4.870%     08/03/99        15,928,573
     5,600,000      4.880%     08/06/99         5,572,672
     9,200,000      4.700%     08/10/99         9,151,956
     5,200,000      4.880%     08/16/99         5,167,575
     9,900,000      4.950%     08/20/99         9,831,938
    13,400,000      4.850%     09/02/99        13,286,268
     2,400,000      4.850%     09/02/99         2,379,630
     5,800,000      4.910%     09/21/99         5,735,133
     6,745,000      4.700%     10/29/99         6,639,328
     2,000,000      4.720%     10/29/99         1,968,533
                                            -------------
TOTAL FEDERAL FARM CREDIT BANK DISCOUNT
  NOTES................................       106,960,413
                                            -------------


FEDERAL HOME LOAN BANK DISCOUNT NOTES -- 68.0%
     1,076,000      4.700%     07/01/99         1,076,000
     5,520,000      4.700%     07/02/99         5,519,279
    17,200,000      4.730%     07/02/99        17,197,740
       530,000      4.700%     07/07/99           529,585
     7,750,000      4.720%     07/07/99         7,743,903
    13,700,000      4.780%     07/09/99        13,685,448
    12,500,000      4.680%     07/14/99        12,478,875
     8,900,000      4.680%     07/14/99         8,884,959
    14,300,000      4.740%     07/16/99        14,271,758
    32,000,000      4.700%     07/21/99        31,916,444
     8,000,000      4.700%     07/21/99         7,979,111
     9,500,000      4.980%     07/23/99         9,471,088
     5,400,000      4.800%     07/30/99         5,379,120
     2,200,000      4.700%     08/04/99         2,190,234


  PRINCIPAL                   MATURITY
    AMOUNT          RATE        DATE            VALUE
--------------     ------     ---------     -------------

FEDERAL HOME LOAN BANK DISCOUNT NOTES -- (CONTINUED)
$    4,350,000      4.720%     08/04/99     $   4,330,609
     4,800,000      4.720%     08/04/99         4,778,603
    11,300,000      4.840%     08/04/99        11,248,346
     3,000,000      4.700%     08/13/99         2,983,158
    16,574,000      4.720%     08/13/99        16,480,559
     2,100,000      4.770%     08/13/99         2,088,035
     5,000,000      4.880%     08/13/99         4,970,856
     4,000,000      4.850%     09/01/99         3,966,589
     2,200,000      4.750%     09/03/99         2,181,422
     7,400,000      4.860%     09/03/99         7,336,064
    13,200,000      4.860%     09/08/99        13,077,042
    17,500,000      4.740%     09/10/99        17,336,404
     6,100,000      4.920%     09/10/99         6,040,810
    20,700,000      4.700%     09/24/99        20,470,288
    12,700,000      4.700%     10/29/99        12,501,033
     2,000,000      4.720%     10/29/99         1,968,533
     3,250,000      4.730%     11/05/99         3,195,769
     3,000,000      4.730%     11/05/99         2,949,943
    16,000,000      4.880%     12/01/99        15,668,160
                                            -------------
TOTAL FEDERAL HOME LOAN BANK DISCOUNT
  NOTES................................       291,895,767
                                            -------------

FEDERAL HOME LOAN BANK FLOATING RATE
 NOTES -- 5.8%
    25,000,000      4.770%     09/08/99        24,997,637
                                            -------------
TOTAL FEDERAL HOME LOAN BANK FLOATING
  RATE NOTES...........................        24,997,637
                                            -------------
TOTAL U.S. GOVERNMENT AGENCY
  ISSUES -- 98.7%......................       423,853,817(A)
Other Assets & Liabilities Net -- 1.3%.         5,543,677
                                            -------------
TOTAL NET ASSETS -- 100.0%.............     $ 429,397,494
                                            =============
------------
(A)  COST FOR TAX PURPOSES IS THE SAME.


                       See Notes to Financial Statements.

                         FREEDOM TAX EXEMPT MONEY FUND
                        INVESTMENTS AS OF JUNE 30, 1999
                                  (UNAUDITED)


  PRINCIPAL
   AMOUNT                     DESCRIPTION                      VALUE
-------------   ----------------------------------------    -------------

MUNICIPAL SECURITIES -- 100.8%

ALABAMA -- 2.5%
$   2,000,000   Birmingham-Carroway Special Care
                  Facilities Finance Authority (AmSouth
                  LOC) 3.30% 7-07-99....................    $   2,000,000
    3,200,000   Daphne-Villa Special Care Facilities
                  Finance Authority (AmSouth LOC) 3.30%
                  7-07-99...............................        3,200,000
    3,000,000   Mobil County 6.70% 2-01-00 (Escrowed in
                  U.S. Government Securities)...........        3,120,871
                                                            -------------
                                                                8,320,871
                                                            -------------

ARIZONA -- 5.7%
   13,000,000   Apache County IDA (Barclays Bank LOC)
                  3.55% 7-07-99.........................       13,000,000
    5,150,000   Maricopa County PCR (Barclays Bank LOC)
                  3.40% 7-07-99.........................        5,150,000
    1,100,000   Mesa County (FGIC) 5.35% 7-01-00........        1,119,813
                                                            -------------
                                                               19,269,813
                                                            -------------

ARKANSAS -- 2.3%
    7,600,000   Arkansas Development Finance Authority
                  (Citibank LOC) 3.65% 7-01-99..........        7,600,000
                                                            -------------
CALIFORNIA -- 1.3%
    3,000,000   California Higher Education Loan
                  Authority (SLMA) 3.65% 7-01-99........        3,000,000
    1,300,000   California Student Loan Corporation
                  (State Street Bank LOC) 3.80%
                  7-01-99...............................        1,300,000
                                                            -------------
                                                                4,300,000
                                                            -------------


  PRINCIPAL
   AMOUNT                     DESCRIPTION                      VALUE
-------------   ----------------------------------------    -------------

COLORADO -- 1.1%
$   1,000,000   Colorado HFA (MBIA/Credit Suisse) 3.65%
                  7-01-99...............................    $   1,000,000
    1,485,000   Colorado HFA (MBIA/ Rabobank) 3.65%
                  7-01-99...............................        1,485,000
    1,080,000   La Plata County PCR 3.00% 9-01-99.......        1,080,000
                                                            -------------
                                                                3,565,000
                                                            -------------

DELAWARE -- 0.5%
    1,700,000   Delaware EDA (MBIA/Morgan Stanley) 3.55%
                  7-07-99...............................        1,700,000
                                                            -------------

DISTRICT OF COLUMBIA -- 2.6%
    8,800,000   District of Columbia (National
                  Westminster LOC) 3.50% 7-01-99........        8,800,000
                                                            -------------

FLORIDA -- 3.9%
    3,100,000   Dade County Health Facilities Authority
                  (Barnett Bank LOC) 3.75% 7-01-99......        3,100,000
    4,000,000   Florida Municipal Power Agency (First
                  Union LOC) 3.15% 7-21-99..............        4,000,000
    3,000,000   Lee County IDA (Kredeitbank LOC) 3.35%
                  7-07-99...............................        3,000,000
    3,150,000   Sarasota Public Hospital District
                  (SunTrust LOC) 3.00% 7-27-99..........        3,150,000
                                                            -------------
                                                               13,250,000
                                                            -------------

GEORGIA -- 6.4%
    5,000,000   Downtown Savannah Authority (Wachovia
                  LOC) 3.35% 7-07-99....................        5,000,000
    5,000,000   Georgia Municipal Electric Authority
                  (ABN Amro LOC) 3.50% 7-07-99..........        5,000,000


                       See Notes to Financial Statements.

                          FREEDOM TAX EXEMPT MONEY FUND
                 INVESTMENTS AS OF JUNE 30, 1999 -- (CONTINUED)
                                   (UNAUDITED)


  PRINCIPAL
   AMOUNT                     DESCRIPTION                      VALUE
-------------   ----------------------------------------    -------------

MUNICIPAL SECURITIES -- (CONTINUED)

GEORGIA -- (CONTINUED)
$   1,200,000   Georgia Municipal Electric Authority
                  (Landesbank Helaba LOC) 3.35%
                  7-07-99...............................    $   1,200,000
    5,200,000   Hapeville IDA (Deutschebank LOC) 3.70%
                  7-01-99...............................        5,200,000
    5,000,000   Southern Georgia Hospital Authority
                  (AMBAC/ Wachovia) 3.50% 7-07-99.......        5,000,000
                                                            -------------
                                                               21,400,000
                                                            -------------

ILLINOIS -- 9.1%
    1,250,000   Chicago (Canadian Imperial Bank of
                  Commerce LOC) 3.50% 7-07-99...........        1,250,000
    1,300,000   Chicago O'Hare International Airport
                  Authority (Societe Generale LOC) 3.30%
                  7-07-99...............................        1,300,000
                Illinois Development Finance Authority
    1,000,000     (Canadian Imperial Bank of Commerce
                  LOC) 3.45% 7-07-99....................        1,000,000
    5,300,000     (Northern Trust LOC) 3.55% 7-07-99....        5,300,000
    1,200,000     (Northern Trust/Harris Trust LOC).....        1,200,000
    3,200,000   Illinois Health Facilities Authority
                  (AMBAC/FNB-Chicago) 3.30% 7-07-99.....        3,200,000
    3,685,000   Illinois Health Facilities Authority
                  (FSA) 5.00% 7-07-99...................        3,718,800
    4,600,000   Illinois Toll Highway Authority
                  (MBIA/Societe Generale) 3.30%
                  7-07-99...............................        4,600,000
    9,000,000   Lisle Health Facilities Authority (FNMA)
                  3.50% 7-07-99.........................        9,000,000
                                                            -------------
                                                               30,568,800
                                                            -------------

  PRINCIPAL
   AMOUNT                     DESCRIPTION                      VALUE
-------------   ----------------------------------------    -------------

INDIANA -- 4.2%
$   2,700,000   Indiana HEFA (FNB-Chicago LOC) 3.35%
                  7-07-99...............................    $   2,700,000
    6,300,000   Indiana Municipal Power Authority
                  (Toronto Dominion LOC) 3.35%
                  7-07-99...............................        6,300,000
    4,000,000   St. Joseph's County (Bank of America
                  LOC) 3.60% 7-01-99....................        4,000,000
    1,000,000   Sullivan County (NRUCFC) 3.15%
                  9-10-99...............................        1,000,000
                                                            -------------
                                                               14,000,000
                                                            -------------

KANSAS -- 0.3%
    1,080,000   Kansas Turnpike Authority (AMBAC) 5.00%
                  9-01-99...............................        1,083,192
                                                            -------------

KENTUCKY -- 2.1%
    2,000,000   Clark County PCR (NRUCFC) 3.10%
                  10-15-99..............................        2,000,000
    5,000,000   Kentucky Interlocal School
                  Transportation Authority 4.00%
                  6-30-00...............................        5,024,050
                                                            -------------
                                                                7,024,050
                                                            -------------

LOUISIANA -- 5.0%
    5,900,000   Ascension Parish IDA (Credit Suisse LOC)
                  3.30% 7-07-99.........................        5,900,000
    3,700,000   Desoto Parish PCR ( West Deutsche
                  Landesbank LOC) 3.45% 7-07-99.........        3,700,000
    2,400,000   East Baton Rouge IDA 3.70% 7-01-99......        2,400,000
      400,000   East Baton Rouge IDA (Wachovia LOC)
                  3.65% 7-07-99.........................          400,000
    1,100,000   Lake Charles Harbor & Terminal District
                  (Canadian Imperial Bank of Commerce
                  LOC) 3.30% 7-07-99....................        1,100,000


                       See Notes to Financial Statements.

                          FREEDOM TAX EXEMPT MONEY FUND
                 INVESTMENTS AS OF JUNE 30, 1999 -- (CONTINUED)
                                   (UNAUDITED)


  PRINCIPAL
   AMOUNT                     DESCRIPTION                      VALUE
-------------   ----------------------------------------    -------------

MUNICIPAL SECURITIES -- (CONTINUED)

LOUISIANA -- (CONTINUED)
$   1,250,000   New Orleans (AMBAC) 4.50% 10-01-99......    $   1,253,622
    2,000,000   West Baton Rouge PCR 3.15% 9-08-99......        2,000,000
                                                            -------------
                                                               16,753,622
                                                            -------------
MAINE -- 1.2%
    3,935,000   Maine HEFA (State Street Bank LOC) 3.30%
                  7-07-99...............................        3,935,000
                                                            -------------

MARYLAND -- 1.8%
    1,100,000   Maryland HEFA (FNB Chicago LOC) 3.55%
                  7-07-99...............................        1,100,000
    5,000,000   Montgomery County HCA (MBIA/FNB-Chicago)
                  3.30% 7-07-99.........................        5,000,000
                                                            -------------
                                                                6,100,000
                                                            -------------

MASSACHUSETTS -- 1.8%
    1,457,000   Marlborough (FGIC) 4.00% 6-15-00........        1,477,341
    4,460,000   Massachusetts Water Pollution Abatement
                  Trust 4.25% 8-01-99...................        4,464,635
                                                            -------------
                                                                5,941,976
                                                            -------------

MICHIGAN -- 5.4%
      900,000   Delta County (Morgan Guaranty LOC)
                  7-12-99...............................          900,000
    5,100,000   Delta County (United Bank of Switzerland
                  LOC) 7-12-99..........................        5,100,000
    1,000,000   Ingham Economic Development Corp.
                  (National Australia Bank LOC) 3.50%
                  7-07-99...............................        1,000,000
    4,350,000   Michigan Housing Development Authority
                  (Landesbank Helaba LOC) 3.40%
                  7-07-99...............................        4,350,000


  PRINCIPAL
   AMOUNT                     DESCRIPTION                      VALUE
-------------   ----------------------------------------    -------------

MICHIGAN -- (CONTINUED)
$   2,350,000   Michigan State Building Authority
                  (Canadian Imperial Bank of Commerce
                  LOC) 3.15% 8-05-99....................    $   2,350,000
    1,500,000   Michigan Strategic Fund 3.10% 8-16-99...        1,500,000
    3,000,000   Michigan Strategic Fund 3.25% 7-14-99...        3,000,000
                                                            -------------
                                                               18,200,000
                                                            -------------

MINNESOTA -- 0.3%
    1,000,000   Duluth PCR (Wachovia LOC) 3.65%
                  7-01-99...............................        1,000,000
                                                            -------------

MISSOURI -- 2.3%
    5,850,000   Columbia (Insurance Reserve Bonds)
                  (Toronto Dominion LOC) 3.30%
                  7-07-99...............................        5,850,000
    2,000,000   Missouri Environmental Improvement Bonds
                  (Bank of Nova Scotia/Commerzbank LOC)
                  3.25% 2-17-00.........................        2,000,000
                                                            -------------
                                                                7,850,000
                                                            -------------

NEVADA -- 0.6%
    2,000,000   Las Vegas Valley Water District (West
                  Deutsche Landesbank LOC) 3.15%
                  7-08-99...............................        2,000,000
                                                            -------------

NEW MEXICO -- 2.2%
      400,000   Farmington PCR (Bank of America LOC)
                  3.40% 7-01-99.........................          400,000
    5,300,000   Farmington PCR (Barclays Bank LOC) 3.40%
                  7-07-99...............................        5,300,000


                       See Notes to Financial Statements.

                          FREEDOM TAX EXEMPT MONEY FUND
                 INVESTMENTS AS OF JUNE 30, 1999 -- (CONTINUED)
                                   (UNAUDITED)


  PRINCIPAL
   AMOUNT                     DESCRIPTION                      VALUE
-------------   ----------------------------------------    -------------

MUNICIPAL SECURITIES -- (CONTINUED)

NEW MEXICO -- (CONTINUED)
$   1,700,000   Gadsden ISD #16 (FGIC) 4.25% 8-15-99....    $   1,701,058
                                                            -------------
                                                                7,401,058
                                                            -------------

NEW YORK -- 1.9%
    1,400,000   New York City Municipal Water Finance
                  Authority (FGIC/ FGIC-SPI) 3.70%
                  7-01-99...............................        1,400,000
    2,000,000   New York Energy Research & Development
                  Authority (United Bank of Switzerland
                  LOC) 3.00% 12-01-99...................        2,000,000
    3,000,000   New York State Medical Care Facilities
                  (Escrowed in U.S. Government
                  Securities) 7.40% 8-15-99.............        3,075,392
                                                            -------------
                                                                6,475,392
                                                            -------------
NORTH CAROLINA -- 3.8%
    2,200,000   North Carolina Educational Facilities
                  (Nationsbank LOC) 3.35% 7-07-99.......        2,200,000
    5,000,000   North Carolina Educational Facilities
                  (Wachovia Bank LOC) 3.70% 7-01-99.....        5,000,000
    1,500,000   North Carolina Medical Care (First Union
                  LOC) 3.75% 7-01-99....................        1,500,000
    2,000,000   Wake County IFA (First Union LOC) 3.30%
                  7-07-99...............................        2,000,000
    2,000,000   Wake County IFA (Wachovia LOC) 3.40%
                  7-07-99...............................        2,000,000
                                                            -------------
                                                               12,700,000
                                                            -------------

  PRINCIPAL
   AMOUNT                     DESCRIPTION                      VALUE
-------------   ----------------------------------------    -------------

OHIO -- 3.3%
$   3,000,000   Clinton County Hospital Finance Program
                  (Fifth Third Bank LOC) 3.50%
                  7-07-99...............................    $   3,000,000
    3,090,000   Franklin County Hospital Revenue (Morgan
                  Guaranty LOC) 3.55% 7-01-99...........        3,090,000
    3,000,000   Summit County BANS 3.80% 6-01-00........        3,016,006
    2,000,000   Toledo Special Assessment Revenue
                  (Canadian Imperial Bank of Commerce
                  LOC) 3.57% 7-01-99....................        2,000,000
                                                            -------------
                                                               11,106,006
                                                            -------------

OREGON -- 1.5%
    2,000,000   Oregon Housing Authority 3.45%
                  6-29-00...............................        2,000,000
    3,000,000   Portland BANS 3.75% 12-15-99............        3,007,392
                                                            -------------
                                                                5,007,392
                                                            -------------

PENNSYLVANIA -- 5.3%
    7,435,000   Delaware Valley Finance Authority
                  (Credit Suisse LOC) 3.35% 7-07-99.....        7,435,000
    5,200,000   Delaware Valley RFA (Credit Suisse LOC)
                  3.35% 7-07-99.........................        5,200,000
    2,500,000   Emmaus GRA (Bayerische-Landesbank LOC)
                  3.55% 7-07-99.........................        2,500,000
    2,500,000   Schuylkill County Water and Sewer
                  Revenue (Escrowed in U.S. Government
                  Securities) 6.625% 2-01-00............        2,573,912
                                                            -------------
                                                               17,708,912
                                                            -------------


                       See Notes to Financial Statements.

                          FREEDOM TAX EXEMPT MONEY FUND
                 INVESTMENTS AS OF JUNE 30, 1999 -- (CONTINUED)
                                   (UNAUDITED)


  PRINCIPAL
   AMOUNT                     DESCRIPTION                      VALUE
-------------   ----------------------------------------    -------------

MUNICIPAL SECURITIES -- (CONTINUED)

PUERTO RICO -- 1.2%
$   4,000,000   Puerto Rico Commonwealth TRANS 3.50%
                  7-30-99...............................    $   4,002,039
                                                            -------------

SOUTH CAROLINA -- 0.8%
    2,600,000   Florence County Hospital Revenue
                  (FGIC/First Union) 3.70% 7-01-99......        2,600,000
       55,000   South Carolina Jobs Economic Development
                  (Chase Manhattan LOC) 3.85% 7-01-99...           55,000
                                                            -------------
                                                                2,655,000
                                                            -------------
TENNESSEE -- 3.3%
    3,000,000   Clarksville Public Building Authority
                  (Nationsbank LOC) 3.80% 7-01-99.......        3,000,000
    1,100,000   Hamilton County (Nationsbank LOC) 3.80%
                  7-01-99...............................        1,100,000
    2,000,000   Nashville-Davidson Counties HEFA
                  (Nationsbank LOC) 3.80% 7-01-99.......        2,000,000
    5,000,000   Tennessee State 3.30% 7-07-99...........        5,000,000
                                                            -------------
                                                               11,100,000
                                                            -------------
TEXAS -- 5.1%
    3,650,000   Austin County IDA (Citibank LOC) 3.35%
                  7-07-99...............................        3,650,000
    2,850,000   Brazos River Navigational District 3.80%
                  7-01-99...............................        2,850,000
    1,400,000   Brownsville Utilities System (Toronto
                  Dominion LOC) 3.00% 7-29-99...........        1,400,000
    1,000,000   Dallas County 6.00% 8-15-99.............        1,003,159



  PRINCIPAL
   AMOUNT                     DESCRIPTION                      VALUE
-------------   ----------------------------------------    -------------

TEXAS -- (CONTINUED)
$   1,000,000   Dallas Area Rapid Transit District (West
                  Deutsche Landesbank/Bayerische
                  Landesbank LOC) 3.20% 8-09-99.........    $   1,000,000
    1,260,000   Fort Bend Flood Control District (AMBAC)
                  4.00% 3-01-00.........................        1,264,347
    3,500,000   Lower Neches Valley Authority PCR 3.30%
                  7-07-99...............................        3,500,000
    1,500,000   Nueces River Authority PCR (Bank of Nova
                  Scotia LOC) 3.75% 12-01-99............        1,500,000
    1,000,000   Richardson ISD (United Bank of
                  Switzerland) 3.70% 7-01-99............        1,000,000
                                                            -------------
                                                               17,167,506
                                                            -------------

UTAH -- 5.0%
    4,000,000   Intermountain Power Agency (Morgan
                  Guaranty LOC) 3.30% 8-25-99...........        4,000,000
    7,400,000   State Board of Regents Student Loan
                  Revenue (AMBAC/ Dresdner) 3.50%
                  7-07-99...............................        7,400,000
    5,400,000   Utah Transit Authority (Bayerische
                  Landesbank LOC) 3.65% 7-01-99.........        5,400,000
                                                            -------------
                                                               16,800,000
                                                            -------------

VIRGINIA -- 1.5%
    2,000,000   Harrisonburg Virginia Redevelopment and
                  Housing Revenue Bonds (Banc One LOC)
                  3.62% 7-01-99.........................        2,000,000
    2,870,000   Louisa County IDA (Nationsbank LOC)
                  3.80% 7-01-99.........................        2,870,000
                                                            -------------
                                                                4,870,000
                                                            -------------


                       See Notes to Financial Statements.

                          FREEDOM TAX EXEMPT MONEY FUND
                 INVESTMENTS AS OF JUNE 30, 1999 -- (CONTINUED)
                                   (UNAUDITED)



  PRINCIPAL
   AMOUNT                     DESCRIPTION                      VALUE
-------------   ----------------------------------------    -------------

MUNICIPAL SECURITIES -- (CONTINUED)

WASHINGTON -- 2.2%
$   1,295,000   Benton County Public Utility District
                  (AMBAC) 6.00% 11-01-99................    $   1,306,412
    3,100,000   Seattle Water System Revenue Bonds
                  (Bayerische Landesbank LOC) 3.30%
                  7-07-99...............................        3,100,000
    3,040,000   Washington Public Power Supply System
                  (Escrowed in U.S. Government
                  Securities) 7.50% 7-01-99.............        3,100,800
                                                            -------------
                                                                7,507,212
                                                            -------------
WEST VIRGINIA -- 0.6%
    2,000,000   West Virginia Hospital Finance Authority
                  (FNB-Chicago LOC) 3.60% 7-01-99.......        2,000,000
                                                            -------------
WISCONSIN -- 1.4%
    4,710,000   Wisconsin Health and Education
                  Facilities (Toronto Dominion LOC)
                  3.30% 7-07-99.........................        4,710,000
                                                            -------------
WYOMING -- 1.3%
    4,400,000   Lincoln County PCR (United Bank of
                  Switzerland LOC) 3.10% 8-11-99........        4,400,000
                                                            -------------
TOTAL INVESTMENTS -- 100.8%.............................      338,272,841(A)
Other Assets & Liabilities, Net -- (0.8)%...............       (2,782,145)
                                                            -------------
TOTAL NET ASSETS -- 100.00%.............................    $ 335,490,696
                                                            =============


Legend:
BANS -- Bond Anticipation Notes
EDA -- Economic Development Authority
GRA -- General Revenue Authority
HCA -- Health Care Authority
HEFA -- Health Education Finance Authority
HFA -- Housing Finance Authority
IDA -- Industrial Development Authority
IFA -- Industrial Finance Agency
ISD -- Independent School District
LOC -- Letter of Credit
NRUCFC -- National Rural Utilities Cooperative Finance Corp.
PCR -- Pollution Control Revenue
RFA -- Regional Finance Authority
TRANS -- Tax & Revenue Anticipation Notes

Insurance Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FGIC-SPI -- Financial Guaranty Insurance Corporation-Securities Purchased Inc. FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance Inc.
MBIA -- Municipal Bond Investors Assurance
SLMA -- Student Loan Marketing Association

Maturity dates for many bonds and notes represent the next scheduled date at which the interest rate may be adjusted or a demand or put feature may be exercised.
------------
(a) Cost for tax purposes is the same.


                       See Notes to Financial Statements.

                               FREEDOM MUTUAL FUND
                        FREEDOM GROUP OF TAX EXEMPT FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  JUNE 30, 1999
                                   (UNAUDITED)



                                        FREEDOM        FREEDOM       FREEDOM
                                          CASH        GOVERNMENT    TAX EXEMPT
                                       MANAGEMENT     SECURITIES      MONEY
                                          FUND           FUND          FUND
                                     --------------  ------------  ------------

ASSETS
   Investments, at amortized cost..  $2,421,565,566  $423,853,817  $338,272,841
   Cash............................         816,914     1,093,229       484,260
   Receivable for Fund shares sold.      30,400,010     5,534,904     2,432,027
   Interest receivable.............       2,601,313        76,187     1,735,242
   Prepaid expenses................          13,832         2,728         2,339
   Other assets....................          65,871        18,473        21,496
                                     --------------  ------------  ------------
   TOTAL ASSETS....................   2,455,463,506   430,579,338   342,948,205
                                     --------------  ------------  ------------
LIABILITIES
   Payable for Fund shares
    redeemed.......................       2,530,361       214,506       581,642
   Payable for investments
    purchased......................        --             --          6,289,377
   Dividends payable...............       4,283,774       749,596       392,954
   Accrued expenses:
      Investment adviser's fee.....         909,469       180,493       142,674
      Transfer agent and
       shareholder servicing fee...         209,118        15,545         9,420
      Trustees' fee................           2,132         1,129         2,026
      Other........................        --              20,575        39,416
                                     --------------  ------------  ------------
   TOTAL LIABILITIES...............       7,934,854     1,181,844     7,457,509
                                     --------------  ------------  ------------
NET ASSETS.........................  $2,447,528,652  $429,397,494  $335,490,696
                                     ==============  ============  ============
NET ASSETS CONSIST OF:
   Capital paid in.................  $2,447,671,855  $429,427,135  $335,473,327
   Accumulated net realized gain
    (loss).........................        (143,203)      (29,641)       17,369
                                     --------------  ------------  ------------
                                     $2,447,528,652  $429,397,494  $335,490,696
                                     ==============  ============  ============

SHARES ISSUED AND OUTSTANDING
 (UNLIMITED SHARES AUTHORIZED).....   2,447,671,855   429,391,582   335,473,327
                                     --------------  ------------  ------------
NET ASSET VALUE PER SHARE..........  $         1.00  $       1.00  $       1.00
                                     ==============  ============  ============

                       See Notes to Financial Statements.

                               FREEDOM MUTUAL FUND
                        FREEDOM GROUP OF TAX EXEMPT FUNDS
                            STATEMENTS OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1999
                                   (UNAUDITED)



                                      FREEDOM      FREEDOM      FREEDOM
                                        CASH      GOVERNMENT   TAX EXEMPT
                                     MANAGEMENT   SECURITIES     MONEY
                                        FUND         FUND         FUND
                                     -----------  -----------  ----------
INTEREST INCOME....................  $58,624,245  $10,518,723  $5,542,590
                                     -----------  -----------  ----------
EXPENSES
   Investment adviser's fee........    5,408,077    1,079,795     891,925
   Transfer agent & shareholder
    services.......................    1,499,100      119,460      77,830
   Custodian.......................      185,598       35,295      45,534
   Compensation of Trustees........       29,865        9,050       8,145
   Audit...........................       30,125        5,930      23,195
   Legal...........................       39,315        9,835      20,815
   Printing, postage and
    stationery.....................       96,450       12,550       5,430
   Membership dues.................       25,512        5,055       4,315
   Registration expense............      130,415       42,225      33,175
   Insurance expense...............       30,951        5,702       5,149
   Other...........................        2,715          905         905
                                     -----------  -----------  ----------
   TOTAL EXPENSES..................    7,478,123    1,325,802   1,116,418
                                     -----------  -----------  ----------
   LESS EXPENSE REDUCTIONS.........      --           --           (9,334)
                                     -----------  -----------  ----------
   NET EXPENSES....................    7,478,123    1,325,802   1,107,084
                                     -----------  -----------  ----------
NET INVESTMENT INCOME..............   51,146,122    9,192,921   4,435,506
                                     -----------  -----------  ----------
NET REALIZED GAIN (LOSS) ON
 INVESTMENTS.......................       (1,072)         714      --
                                     -----------  -----------  ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.........  $51,145,050  $ 9,193,635  $4,435,506
                                     ===========  ===========  ==========


                       See Notes to Financial Statements.

                               FREEDOM MUTUAL FUND
                        FREEDOM GROUP OF TAX EXEMPT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                            FREEDOM                               FREEDOM
                                      CASH MANAGEMENT FUND               GOVERNMENT SECURITIES FUND
                            -------------------------------------   -------------------------------------
                               Six Months                               Six Months
                                 Ended             Year Ended             Ended            Year Ended
                             June 30, 1999*     December 31, 1998     June 30, 1999*    December 31, 1998
                            -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN
 NET ASSETS FROM OPERATIONS:
   Net investment income.    $     51,146,122    $     98,149,348    $      9,192,921    $     18,732,355
   Net realized gain (loss)
    from investments.....              (1,072)             11,489                 714               4,289
                            -----------------   -----------------   -----------------   -----------------
   Net increase in net
    assets resulting from
    operations...........          51,145,050          98,160,837           9,193,635          18,736,644
DIVIDENDS TO
 SHAREHOLDERS............         (51,146,122)        (98,149,348)         (9,192,921)        (18,732,355)
                            -----------------   -----------------   -----------------   -----------------
                                       (1,072)             11,489                 714               4,289
                            -----------------   -----------------   -----------------   -----------------
CAPITAL SHARE TRANSACTIONS:
(At Net Asset Value of $1
 per share)
   Proceeds from sale of
    shares...............       4,779,969,763       7,790,266,223         712,407,184       1,166,074,812
   Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    dividends............          45,858,868          95,982,643           8,275,200          18,427,472
   Cost of shares
    redeemed.............      (4,708,593,850)     (7,302,802,116)       (734,802,569)     (1,111,347,812)
                            -----------------   -----------------   -----------------   -----------------
      Net increase
       (decrease) from
       capital share
       transactions......         117,234,781         583,446,750         (14,120,185)         73,154,472
                            -----------------   -----------------   -----------------   -----------------
   Net increase (decrease)
    in net assets........         117,233,709         583,458,239         (14,119,471)         73,158,761
NET ASSETS:
   Beginning of period...       2,330,294,943       1,746,836,704         443,516,965         370,358,204
                            -----------------   -----------------   -----------------   -----------------
   End of period.........    $  2,447,528,652    $  2,330,294,943    $    429,397,494    $    443,516,965
                            =================   =================   =================   =================

                                          FREEDOM
                                    TAX EXEMPT MONEY FUND
                            -------------------------------------
                               Six Months
                                 Ended             Year Ended
                             June 30, 1999*     December 31, 1998
                            -----------------   -----------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS:
   Net investment
    income...............    $      4,435,506     $     9,338,378
   Net realized gain (loss)
    from investments.....          --                  --
                            -----------------   -----------------
   Net increase in net
    assets resulting from
    operations...........           4,435,506           9,338,378
DIVIDENDS TO
 SHAREHOLDERS............          (4,435,506)         (9,338,378)
                            -----------------   -----------------
                                   --                  --
                            -----------------   -----------------
CAPITAL SHARE TRANSACTIONS:
(At Net Asset Value of $1
 per share)
   Proceeds from sale of
    shares...............         774,811,560       1,381,810,924
   Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    dividends............           3,926,205           9,099,347
   Cost of shares
    redeemed.............        (798,640,083)     (1,325,421,739)
                            -----------------   -----------------
      Net increase
       (decrease) from
       capital share
       transactions......         (19,902,318)         65,488,532
                            -----------------   -----------------
   Net increase
    (decrease) in net
    assets...............         (19,902,318)         65,488,532
NET ASSETS:
   Beginning of period...         355,393,014         289,904,482
                            -----------------   -----------------
   End of period.........     $   335,490,696     $   355,393,014
                            =================   =================

------------
*Unaudited.

                       See Notes to Financial Statements.
                                       17

                               FREEDOM MUTUAL FUND
                        FREEDOM GROUP OF TAX EXEMPT FUNDS
                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

    NOTE 1. ACCOUNTING POLICIES. Freedom Mutual Fund and Freedom Group of Tax Exempt Funds (the "Trusts") are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended, as open-end management companies. The Agreements and Declarations of Trust permit the issuance of an unlimited number of shares of beneficial interest in separate series, with shares of each series representing interests in a separate portfolio of assets and operating as a separate distinct fund (a "Fund"). The Freedom Mutual Fund consists of the Freedom Cash Management Fund and the Freedom Government Securities Fund. The Freedom Group of Tax Exempt Funds consists of the Freedom Tax Exempt Money Fund and the Freedom California Tax Exempt Money Fund. The financial statements of the Freedom California Tax Exempt Money Fund are included in a separate semi-annual report for that Fund.

    The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    SECURITY VALUATION AND TRANSACTIONS. Each Trust values its portfolio securities utilizing the amortized cost valuation method. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Investment securities transactions are accounted for on the date the securities are purchased or sold.

    EXPENSES. The majority of the expenses of each Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable as belonging to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

    Trustees' fees of $6,000 per Trust, per year, plus $250 per meeting of the Board of Trustees and $350 per meeting of any committee thereof, are paid to each Trustee who is not an interested person of the Trusts. No remuneration is paid by either Trust to any Trustee or officer of that Trust who is affiliated with Freedom Capital Management Corporation, the Trusts' advisor.

    The Trusts have entered into an insurance agreement with ICI Mutual Insurance Company under which each Trust pays both an annual insurance premium and a one-time reserve premium, and is committed to provide additional funds of up to 300% of its initial annual premium if and when called upon.

                               FREEDOM MUTUAL FUND
                        FREEDOM GROUP OF TAX EXEMPT FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

    The Freedom Tax Exempt Money Fund has an agreement with the custodian bank under which $9,334 of custodian fees have been reduced by balance credits applied during the period ended June 30, 1999. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

    FEDERAL INCOME TAX. It is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. It is also the intention of the Funds to make sufficient distributions to shareholders to avoid imposition of excise tax on undistributed amounts under the Internal Revenue Code. Therefore, no federal income or excise tax provision is required.

    As of December 31, 1998, the Freedom Cash Management Fund had $142,131 of capital loss carry-forwards of which $38,142, $95,472 and $8,517 expire on December 31, 1999, December 31, 2001 and December 31, 2005, respectively. As of December 31, 1998, the Freedom Government Securities Fund had $30,355 of capital loss carry-forwards of which $20,095 and $10,260 expire on December 31, 2002 and December 31, 2005, respectively.

    INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS. Interest income is accrued as earned. Dividends to shareholders are declared daily from net investment income, which consists of interest accrued or discount earned (including original issue and market discount) less amortization of premium and the estimated expenses of the Fund applicable to the dividend period.

    OTHER. The custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be limited or delayed.

    The Funds may purchase or sell securities on a when-issued basis. Payment and delivery may take place more than a week after the date of the transaction. The price that will be paid for the underlying securities is fixed at the time the transaction is negotiated.

    NOTE 2. INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS. Freedom Capital Management Corporation ("FCMC") is the parent of Freedom Distributors Corporation as well as an affiliate of Sutro & Co., Inc. ("Sutro"), Tucker Anthony Incorporated ("Tucker Anthony") and Freedom Services Corp. All are wholly owned subsidiaries of Freedom Securities Corporation ("Freedom Securities")

    FCMC, the investment advisor of the Funds, furnishes the Funds with administration and other services and office facilities in Boston. For these services and facilities, each Fund pays a monthly fee, computed separately for each Fund, based upon the average daily net asset value of each Fund, at the annual rate of one half of one percent (.50%) on the first $500 million of average daily net assets and forty-five hundredths of one percent (.45%) for average daily net assets in excess of that amount. The Funds themselves pay no salaries or compensation to any of their officers.

                               FREEDOM MUTUAL FUND
                        FREEDOM GROUP OF TAX EXEMPT FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

    Tucker Anthony, Sutro and Freedom Distributors Corporation act as distributors of the Trusts' shares and receive no compensation for such services. As transfer agent, Freedom Services Corporation received the following from the Funds for the period ended June 30, 1999:



                 CASH              GOVERNMENT              TAX
              MANAGEMENT           SECURITIES          EXEMPT MONEY
                 FUND                 FUND                 FUND
             ------------         ------------         ------------
             $  1,499,100         $    119,460         $     87,164
             ============         ============         ============


    NOTE 3. Purchases and sales (including maturities) of investments (excluding repurchase agreements) for the period ended June 30, 1999 were as follows:


                                    CASH          GOVERNMENT          TAX
                                 MANAGEMENT       SECURITIES      EXEMPT MONEY
                                    FUND             FUND             FUND
                               ---------------  ---------------  ---------------

Purchases
  U.S. Government..........           --        $   945,974,094          --
  Other....................    $ 6,530,602,512         --        $   461,548,163
Sales
  U.S. Government..........           --        $   970,638,462
  Other....................    $ 6,446,333,979         --        $   470,725,000

                          FREEDOM GROUP OF MONEY FUNDS

SELECTED PER SHARE DATA AND RATIOS

    Selected data for each share of beneficial interest outstanding throughout each period is as follows:

                                                                                                                      RATIO OF NET
                             NET ASSET               DIVIDENDS                                            RATIO OF     INVESTMENT
                               VALUE                   FROM       NET ASSET                NET ASSETS     EXPENSES       INCOME
                             BEGINNING      NET         NET         VALUE                     END        TO AVERAGE    TO AVERAGE
                                OF      INVESTMENT  INVESTMENT     END OF       TOTAL      OF PERIOD        DAILY         DAILY
PERIOD ENDED                  PERIOD      INCOME      INCOME       PERIOD      RETURN     (THOUSANDS)    NET ASSETS    NET ASSETS
--------------------------   ---------  ----------  ----------    ---------    ------     -----------    ----------   ------------
CASH MANAGEMENT FUND
June 30, 1999++...........   $  1.00    $  0.0216   $ (0.0216)   $    1.00      2.18%    $  2,447,529       0.64%+        4.36%+
December 31, 1998.........      1.00       0.0491     (0.0491)        1.00      5.03%       2,330,295       0.65%         4.91%
December 31, 1997.........      1.00       0.0492     (0.0492)        1.00      5.03%       1,746,837       0.69%         4.92%
December 31, 1996.........      1.00       0.0476     (0.0476)        1.00      4.86%       1,637,286       0.71%         4.76%
December 31, 1995.........      1.00       0.0526     (0.0526)        1.00      5.38%       1,346,625       0.73%         5.26%
December 31, 1994.........      1.00       0.0353     (0.0353)        1.00      3.59%       1,083,661       0.75%         3.54%

GOVERNMENT SECURITIES FUND
June 30, 1999++...........   $  1.00    $  0.0211   $ (0.0211)   $    1.00      2.14%    $    429,397       0.61%+        4.26%+
December 31, 1998.........      1.00       0.0481     (0.0481)        1.00      4.93%         443,517       0.61%         4.81%
December 31, 1997.........      1.00       0.0485     (0.0485)        1.00      4.96%         370,358       0.65%         4.86%
December 31, 1996.........      1.00       0.0460     (0.0460)        1.00      4.69%         309,938       0.65%         4.60%
December 31, 1995.........      1.00       0.0500     (0.0500)        1.00      5.10%         317,400       0.65%         5.00%
December 31, 1994.........      1.00       0.0331     (0.0331)        1.00      3.36%         268,434       0.65%         3.31%

TAX EXEMPT MONEY FUND
June 30, 1999++...........   $  1.00    $  0.0123   $ (0.0123)   $    1.00      1.25%*   $    335,491       0.63%+(a)     2.48%+(b)
December 31, 1998.........      1.00       0.0283     (0.0283)        1.00      2.88%*        355,393       0.63%(a)      2.83%(b)
December 31, 1997.........      1.00       0.0300     (0.0300)        1.00      3.04%*        289,904       0.66%(a)      2.98%(b)
December 31, 1996.........      1.00       0.0283     (0.0283)        1.00      2.86%         263,089       0.63%         2.82%
December 31, 1995.........      1.00       0.0319     (0.0319)        1.00      3.23%         274,076       0.64%         3.19%
December 31, 1994.........      1.00       0.0216     (0.0216)        1.00      2.19%         248,045       0.65%         2.16%

------------
 +  Annualized.

++  Unaudited.

(a) Ratio of expenses to average daily net assets after expense credits was 0.62%, 0.62% and 0.64% for the period ended June 30, 1999 and for the years ended December 31, 1998 and December 31, 1997, respectively.

(b) Ratio of net investment income to average daily net assets after expense credits was 2.49%, 2.83% and 3.00% for the period ended June 30, 1999 and for the years ended December 31, 1998 and December 31, 1997, respectively.

*   Total return would have been lower without credits allowed by the custodian.

    NO SALES OR REDEMPTION CHARGES

             DISTRIBUTORS

      Tucker Anthony Incorporated
           One Beacon Street
      Boston, Massachusetts 02108

          Telephone Toll Free
             800-453-8206

       Sutro & Co. Incorporated
         201 California Street
    San Francisco, California 94111

          INVESTMENT ADVISER

Freedom Capital Management Corporation
           One Beacon Street
   Boston, Massachusetts 02108-3105

       TRANSFER AND SHAREHOLDER
            SERVICES AGENT

     Freedom Services Corporation
      One World Financial Center
          200 Liberty Street
       New York, New York 10281

          Telephone Toll Free
             800-453-8206


          {FLAG LOGO] FREEDOM
        FAMILY OF MUTUAL FUNDS




This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus for the Freedom Group of Money Funds.

F01APD 0699